Share-Based Compensation - Assumptions used for determination of fair value of unit (Details)		12 Months Ended
	Dec. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Dividend yield		0.00%
Volatility factor	45.00%		45.00%
Risk-free interest rate	0.12%		1.69%
Time to liquidity (in years)	0 years		5 years
Lack of marketability discount	0.00%		33.00%